Investment Strategy - TappAlpha S&P 500 Growth & Daily Income ETF	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Change to the 80% Investment Policy
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in financial instruments and economic interests, including through direct investments in equity securities, that provide exposure to the S&P 500® Index.